SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Number of shares subject to redemption	68,228,526	68,228,526
Anti-dilutive securities attributable to warrants (in shares)	117,751,375	114,926,929	18,507,851
CIK 0001841024 L Catterton Asia Acquisition Corp
SIGNIFICANT ACCOUNTING POLICIES
Marketable securities held in Trust Account	$ 234,734,447	$ 290,664,460
Unrecognized tax benefits	0	0
Accrued Interest and penalties	$ 0	$ 0
Anti-dilutive securities attributable to warrants (in shares)	15,037,074
Class A ordinary shares subject to possible redemption | CIK 0001841024 L Catterton Asia Acquisition Corp
SIGNIFICANT ACCOUNTING POLICIES
Number of shares subject to redemption	21,783,622	28,650,874